Note 11 - Deposits - Summary of Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Non-interest bearing checking accounts, amount	$ 5,852	$ 2,407
Money market accounts, amount	$ 31,114	$ 26,571
Money market accounts, weighted average interest rate	0.79%	0.77%
Certificate of deposit accounts, amount	$ 137,068	$ 115,791
Certificate of deposit accounts, weighted average interest rate	1.69%	1.67%
Amount	$ 177,007	$ 149,229
Weighted average interest rate	1.41%	1.40%
Passbook Accounts [Member]
Interest-bearing deposits, amount	$ 1,189	$ 1,185
Interest-bearing deposits, weighted average interest rate	0.15%	0.15%
Savings Accounts [Member]
Interest-bearing deposits, amount	$ 1,784	$ 3,275
Interest-bearing deposits, weighted average interest rate	0.20%	0.23%